SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSManagement has evaluated events subsequent to June 30, 2026 and through August 18, 2026, the date these unaudited condensed consolidated interim financial statements were issued. There were no events which occurred subsequent to June 30, 2026 that merited disclosure in these unaudited condensed consolidated interim financial statements.